UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS BATTERYMARCH EMERGING MARKETS FUND

FORM N-Q

DECEMBER 31, 2014

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.6%
Cheng Shin Rubber Industry Co., Ltd.	95,000	$222,840	(a)
Hyundai Mobis	706	150,263	(a)
UMW Holdings Berhad	53,900	169,255	(a)

Total Auto Components		542,358

Automobiles - 3.6%
Bajaj Auto Ltd.	2,468	94,675	(a)
Brilliance China Automotive Holdings Ltd.	134,000	213,647	(a)
BYD Co., Ltd.	28,500	109,897	(a)
Chongqing Changan Automobile Co., Ltd., Class B Shares	52,700	119,202	(a)
Dongfeng Motor Corp., Class H Shares	124,000	173,028	(a)
Ford Otomotiv Sanayi AS	18,404	256,568	(a)
Geely Automobile Holdings Ltd.	305,000	96,250	(a)
Great Wall Motor Co., Ltd., Class H Shares	47,500	268,971	(a)
Guangzhou Automobile Group Co., Ltd., Class H Shares	134,000	120,936	(a)
Hero Honda Motors Ltd.	2,585	126,991	(a)
Hyundai Motor Co.	1,600	242,909	(a)
Kia Motors Corp.	2,540	120,008	(a)
Mahindra and Mahindra Ltd.	16,731	325,873	(a)
PT Astra International Tbk	781,900	464,109	(a)
Tata Motors Ltd.	37,932	295,686	(a)
Tofas Turk Otomobil Fabrikasi AS	43,299	295,563	(a)
Yulon Motor Co., Ltd.	72,000	105,312	(a)

Total Automobiles		3,429,625

Distributors - 0.1%
Imperial Holdings Ltd.	4,481	71,039	(a)

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	10,600	93,807	(a)
Kroton Educacional SA	22,240	128,148	(a)

Total Diversified Consumer Services		221,955

Food & Staples Retailing - 0.1%
Wal-Mart de Mexico SAB de CV	59,800	128,608

Hotels, Restaurants & Leisure - 1.5%
Berjaya Sports Toto Bhd	70,200	70,281	(a)
Genting Berhad	152,700	387,109	(a)
Genting Malaysia Berhad	262,300	304,620	(a)
Hotel Shilla Co., Ltd.	517	42,755	(a)
Minor International PCL	207,300	204,780	(a)
OPAP SA	40,440	432,136	(a)

Total Hotels, Restaurants & Leisure		1,441,681

Household Durables - 1.0%
Arcelik AS	77,483	497,562	(a)
Coway Co., Ltd.	461	35,076	(a)
Haier Electronics Group Co., Ltd.	56,000	132,920	(a)
LG Electronics Inc.	193	10,315	(a)
Steinhoff International Holdings Ltd.	28,764	147,170	(a)
Turk Sise ve Cam Fabrikalari AS	76,546	119,288	(a)

Total Household Durables		942,331

Internet & Catalog Retail - 0.0%
B2W Cia Digital	3,000	25,141	*(a)

Leisure Products - 0.3%
Giant Manufacturing Co., Ltd.	16,000	141,613	(a)
Merida Industry Co., Ltd.	12,800	86,771	(a)

Total Leisure Products		228,384

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Media - 1.8%
Astro Malaysia Holdings Bhd	145,700	$125,856	(a)
BEC World PCL	146,600	227,252	(a)
Global Mediacom Tbk PT	390,700	44,986	(a)
Grupo Televisa SA	75,200	514,594
Media Nusantara Citra Tbk PT	290,500	59,618	(a)
Naspers Ltd.	4,720	607,691	(a)
Surya Citra Media Tbk PT	256,400	72,510	(a)
Zee Entertainment Enterprises Ltd.	5,821	34,977	(a)

Total Media		1,687,484

Multiline Retail - 1.0%
El Puerto de Liverpool SA de CV, Class C1 Shares	5,400	54,063
Far Eastern Department Stores Ltd.	88,740	78,865	(a)
Intime Retail Group Co., Ltd.	75,000	54,394	(a)
Lojas Renner SA	1,800	51,341	(a)
Matahari Department Store Tbk PT	90,500	109,703	(a)
S.A.C.I. Falabella	65,697	440,666	(a)
Woolworths Holdings Ltd.	15,400	101,804	(a)

Total Multiline Retail		890,836

Specialty Retail - 1.2%
Belle International Holdings Ltd.	221,000	247,123	(a)
FF Group	6,318	201,184	*(a)
GOME Electrical Appliances Holdings Ltd.	445,000	66,146	(a)
Home Product Center PCL	671,737	168,445	(a)
Hotai Motor Co., Ltd.	13,000	194,329	(a)
JUMBO SA	18,386	187,467	(a)
Mr. Price Group Ltd.	5,139	103,815	(a)

Total Specialty Retail		1,168,509

Textiles, Apparel & Luxury Goods - 0.6%
Anta Sports Products Ltd.	55,000	97,221	(a)
Eclat Textile Co., Ltd.	8,440	85,469	(a)
Formosa Taffeta Co., Ltd.	67,000	66,207	(a)
Pou Chen Corp.	120,000	144,679	(a)
Ruentex Industries Ltd.	38,000	79,852	(a)
Shenzhou International Group	31,000	102,012	(a)

Total Textiles, Apparel & Luxury Goods		575,440

TOTAL CONSUMER DISCRETIONARY		11,353,391

CONSUMER STAPLES - 10.4%
Beverages - 1.3%
AMBEV SA	29,600	183,993	(a)
Anadolu Efes Biracilik ve Malt Sanayii AS	23,746	230,794	*(a)
Cia Cervecerias Unidas SA	12,536	116,670	(a)
Coca-Cola Femsa SAB de CV, Class L Shares	7,200	62,304
Coca-Cola Icecek Uretim AS	8,969	193,908	(a)
Fomento Economico Mexicano SA de CV	24,300	215,532
Tsingtao Brewery Co., Ltd., Class H Shares	20,000	135,533	(a)
Vina Concha y Toro SA	42,345	80,580	(a)

Total Beverages		1,219,314

Food & Staples Retailing - 2.9%
Alliance Global Group Inc.	166,300	83,002	(a)
BIM Birlesik Magazalar AS	20,725	443,692	(a)
Cencosud SA	72,155	180,315	(a)
China Resources Enterprise Ltd.	64,000	133,675	(a)
CP ALL PCL	306,000	395,289	(a)
E-Mart Co., Ltd.	567	104,461	(a)
Magnit PJSC, GDR	10,174	458,792	(a)
Massmart Holdings Ltd.	7,037	85,907	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Pick n Pay Stores Ltd.	13,276	$60,116	(a)
President Chain Store Corp.	45,000	347,008	(a)
Shoprite Holdings Ltd.	16,167	234,018	(a)
Sun Art Retail Group Ltd.	123,500	122,151	(a)
The Spar Group Ltd.	7,004	97,435	(a)

Total Food & Staples Retailing		2,745,861

Food Products - 3.9%
Astra Agro Lestari Tbk PT	20,100	39,387	(a)
BRF SA	6,500	151,966	(a)
Charoen Pokphand Foods PCL	205,400	170,126	(a)
China Huishan Dairy Holdings Co., Ltd.	330,000	56,926	(a)
China Mengniu Dairy Co., Ltd.	70,000	287,036	(a)
CJ CheilJedang Corp.	249	69,465	(a)
Felda Global Ventures Holdings Bhd	116,100	72,364	(a)
Genting Plantations Bhd	21,200	60,543	(a)
Indofood CBP Sukses Makmur Tbk PT	83,900	88,825	(a)
IOI Corp. Bhd	242,500	332,479	(a)
Kuala Lumpur Kepong Berhad	39,600	258,596	(a)
Lotte Confectionery Co., Ltd.	25	40,595	(a)
Nestle India Ltd.	1,067	107,577	(a)
ORION Corp.	106	97,489	(a)
PPB Group Bhd	41,500	169,508	(a)
PT Charoen Pokphand Indonesia Tbk	478,000	144,974	(a)
PT Indofood Sukses Makmur Tbk	270,000	147,198	(a)
Standard Foods Corp.	35,970	79,587	(a)
Tiger Brands Ltd.	5,479	173,531	(a)
Tingyi (Cayman Islands) Holding Corp.	98,000	223,464	(a)
Ulker Biskuvi Sanayi AS	16,427	130,005	(a)
Uni-President Enterprises Corp.	332,900	524,693	(a)
Want Want China Holdings Ltd.	157,000	205,960	(a)

Total Food Products		3,632,294

Household Products - 0.6%
Hindustan Unilever Ltd.	23,620	282,613	(a)
LG Household & Health Care Ltd.	260	147,334	(a)
Unilever Indonesia Tbk PT	60,700	158,378	(a)

Total Household Products		588,325

Personal Products - 0.7%
Amorepacific Corp.	88	176,789	(a)
Amorepacific Group	98	88,446	(a)
Godrej Consumer Products Ltd.	3,977	61,403	(a)
Hengan International Group Co., Ltd.	33,500	349,449	(a)

Total Personal Products		676,087

Tobacco - 1.0%
British American Tobacco (Malaysia) Berhad	10,900	202,012	(a)
ITC Ltd.	70,089	408,074	(a)
KT&G Corp.	2,979	206,569	(a)
PT Gudang Garam Tbk	29,800	146,147	(a)

Total Tobacco		962,802

TOTAL CONSUMER STAPLES		9,824,683

ENERGY - 9.4%
Energy Equipment & Services - 0.8%
Bumi Armada Bhd	418,450	130,800	(a)
China Oilfield Services Ltd.	46,000	79,957	(a)
Sapurakencana Petroleum Bhd	838,600	556,810	(a)

Total Energy Equipment & Services		767,567

Oil, Gas & Consumable Fuels - 8.6%
Adaro Energy Tbk PT	3,919,600	328,156	(a)
Bharat Petroleum Corp., Ltd.	7,036	71,999	(a)
Cairn India Ltd.	22,552	85,815	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
China Petroleum & Chemical Corp., Class H Shares	438,000	$354,610	(a)
China Shenhua Energy Co., Ltd., Class H Shares	66,500	195,413	(a)
CNOOC Ltd.	312,000	422,053	(a)
Coal India Ltd.	18,991	114,899	(a)
Ecopetrol SA	453,060	388,941	(a)
Gazprom OAO, ADR	29,344	135,725	(a)
Grupa Lotos SA	12,702	91,056	*(a)
GS Holdings	7,036	255,122	(a)
Indo Tambangraya Megah PT	124,200	153,748	(a)
Kunlun Energy Co., Ltd.	66,000	62,753	(a)
Lukoil OAO	3,618	131,695	*
NovaTek OAO, GDR	578	44,889	(a)
Oil & Natural Gas Corp., Ltd.	28,250	152,061	(a)
PetroChina Co., Ltd.	362,000	401,508	(a)
Petroleo Brasileiro SA	32,800	119,752	(a)
Petronas Dagangan Berhad	55,600	271,846	(a)
Polish Oil & Gas Co.	295,815	369,780	(a)
Polski Koncern Naftowy Orlen SA	43,016	590,474	(a)
PTT Exploration and Production PCL	35,900	122,213	(a)
PTT PCL	26,500	260,973	(a)
Reliance Industries Ltd.	35,263	496,544	(a)
Rosneft Oil Co., GDR	9,770	34,288	(a)
S-Oil Corp.	4,506	197,129	(a)
Sasol Ltd.	10,396	388,367	(a)
SK Energy Co., Ltd.	5,870	451,524	(a)
Surgutneftegas	84,741	32,927	*
Tambang Batubara Bukit Asam Persero Tbk PT	209,800	209,171	(a)
Tatneft	10,710	39,931
Tupras-Turkiye Petrol Rafinerileri A.S.	43,328	1,023,070	(a)
Ultrapar Participacoes SA	5,600	106,770	(a)

Total Oil, Gas & Consumable Fuels		8,105,202

TOTAL ENERGY		8,872,769

FINANCIALS - 15.9%
Banks - 11.7%
Akbank TAS	59,079	217,686	(a)
AMMB Holdings Berhad	62,900	118,555	(a)
Banco de Chile	1,202,128	138,793	(a)
Banco de Credito e Inversiones	1,968	96,613	(a)
Banco Santander Chile	3,599,157	178,017	(a)
Bangkok Bank PCL	13,300	78,071	(a)
Bangkok Bank Public Co., Ltd.	10,100	59,906	(a)
Bank of China Ltd., Class H Shares	516,800	289,350	(a)
Bank of the Philippine Islands	21,280	44,526	(a)
Bank Pekao SA	4,092	205,788	(a)
Bank Zachodni WBK SA	876	92,762	(a)
BDO Unibank Inc.	31,240	76,413	(a)
China Construction Bank Corp., Class H Shares	451,767	366,529	(a)
China Development Financial Holding Corp.	396,000	125,854	(a)
China Merchants Bank Co., Ltd., Class H Shares	31,500	78,610	(a)
Chinatrust Financial Holding Co., Ltd.	266,508	172,189	(a)
Commerce Asset-Holding Berhad	123,700	196,537	(a)
Commercial International Bank	121,283	832,861	(a)
Corpbanca SA	7,817,729	92,801	(a)
Credicorp Ltd.	2,800	448,504

Grupo Financiero Banorte SAB de CV, Series O Shares	43,100	238,144
Grupo Financiero Inbursa SA de CV, Series O Shares	40,900	106,091
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	36,400	76,013
Hana Financial Group Inc.	4,094	118,269	(a)
ICICI Bank Ltd.	26,260	145,502	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	470,246	341,604	(a)
Kasikornbank Public Co., Ltd.	24,200	168,153	(a)
Kasikornbank Public Co., Ltd., NVDR	12,700	87,696	(a)
KB Financial Group Inc.	4,912	160,423	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Banks - (continued)
Komercni Banka AS	4,943	$1,018,328	(a)
Krung Thai Bank PCL	113,700	78,450	(a)
Malayan Banking Berhad	112,200	293,400	(a)
Mbank	595	83,676	(a)
Mega Financial Holding Co., Ltd.	88,000	67,837	(a)
OTP Bank PLC	67,162	969,953	(a)
Powszechna Kasa Oszczednosci Bank Polski SA	28,500	286,735	(a)
PT Bank Central Asia Tbk	245,300	258,101	(a)
PT Bank Mandiri	214,800	185,404	(a)
PT Bank Negara Indonesia (Persero) Tbk	158,600	77,443	(a)
PT Bank Rakyat Indonesia	233,100	217,054	(a)
Public Bank Berhad	56,710	296,607	(a)
Sberbank of Russia	208,590	188,847	*
Shinhan Financial Group Co., Ltd.	5,173	207,560	(a)
Siam Commercial Bank PCL	32,400	179,234	(a)
Standard Bank Group Ltd.	12,959	159,258	(a)
State Bank of India	39,090	191,836	(a)
Turkiye Garanti Bankasi AS	78,706	315,370	(a)
Turkiye Halk Bankasi AS	23,308	137,683	(a)
Turkiye Is Bankasi, Class C Shares	55,664	159,674	(a)
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	39,622	82,724	(a)
VTB Bank OJSC	100,090,000	110,299	*
Woori Bank	6,758	61,484	*
Yapi ve Kredi Bankasi	25,307	52,571	(a)

Total Banks		11,031,788

Capital Markets - 0.2%
CETIP SA	6,821	82,610	(a)
Yuanta Financial Holding Co.	185,525	89,853	(a)

Total Capital Markets		172,463

Consumer Finance - 0.1%
Compartamos SAB de CV	23,000	46,222
Samsung Card Co., Ltd.	463	18,591	(a)

Total Consumer Finance		64,813

Diversified Financial Services - 1.0%
Ayala Corp.	4,120	63,559	(a)
Corp. Financiera Colombiana SA	3,941	65,989	(a)
FirstRand Ltd.	27,885	120,807	(a)
Fubon Financial Holding Co., Ltd.	96,000	152,675	(a)
Grupo de Inversiones Suramericana SA	9,344	155,689	(a)
Haci Omer Sabanci Holding AS	32,533	141,334	(a)
Metro Pacific Investments Corp.	807,400	82,529	(a)
Moscow Exchange	33,550	32,860
Remgro Ltd.	6,114	133,574	(a)

Total Diversified Financial Services		949,016

Insurance - 1.4%
BB Seguridade Participacoes SA	5,900	70,823	(a)
Cathay Financial Holding Co., Ltd.	133,350	196,201	(a)
China Life Insurance Co., Ltd.	53,000	206,875	(a)
Dongbu Insurance Co., Ltd.	1,293	64,581	(a)
Liberty Holdings Ltd.	8,199	86,999	(a)
MMI Holdings Ltd.	9,705	25,164	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	15,500	156,512	(a)
Powszechny Zaklad Ubezpieczen SA	1,943	265,667	(a)
Samsung Fire & Marine Insurance Co., Ltd.	426	109,135	(a)
Samsung Life Insurance Co., Ltd.	898	94,845	(a)
Sanlam Ltd.	17,189	103,256	(a)

Total Insurance		1,380,058

Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim	55,908	65,992	(a)
Fibra Uno Administracion SA de CV	35,400	104,373

Total Real Estate Investment Trusts (REITs)		170,365

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Real Estate Management & Development - 0.8%
Ayala Land Inc.	343,600	$257,435	(a)
China Overseas Land & Investment Ltd.	16,060	47,499	(a)
China Resources Land Ltd.	18,000	47,361	(a)
Megaworld Corp.	824,000	85,005	(a)
SM Prime Holdings Inc.	272,300	103,240	(a)
Talaat Moustafa Group	152,347	208,609	(a)

Total Real Estate Management & Development		749,149

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp.	27,842	496,801	(a)

TOTAL FINANCIALS		15,014,453

HEALTH CARE - 2.9%
Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	3,593	64,189	(a)
Life Healthcare Group Holdings Pte Ltd.	31,732	116,919	(a)
Mediclinic International Ltd.	17,189	148,580	(a)
Network Healthcare Holdings Ltd.	44,111	144,175	(a)

Total Health Care Providers & Services		473,863

Pharmaceuticals - 2.4%
Aspen Pharmacare Holdings Ltd.	11,023	383,560	(a)
Aurobindo Pharma Ltd.	5,890	105,642	(a)
Celltrion Inc.	14,984	526,683	*(a)
Cipla Ltd.	15,756	156,021	(a)
Dr. Reddy’s Laboratories Ltd.	5,016	257,002	(a)
Piramal Enterprises Ltd.	5,195	68,573	(a)
Ranbaxy Laboratories Ltd.	8,758	87,106	*(a)
Sun Pharmaceutical Industries Ltd.	28,145	367,979	(a)
Yuhan Corp.	1,839	283,733	(a)

Total Pharmaceuticals		2,236,299

TOTAL HEALTH CARE		2,710,162

INDUSTRIALS - 11.7%
Aerospace & Defense - 0.2%
Embraer SA	21,200	195,341	(a)

Air Freight & Logistics - 0.1%
Hyundai Glovis Co., Ltd.	326	86,054	(a)
Sinotrans Ltd.	44,000	29,187	(a)

Total Air Freight & Logistics		115,241

Airlines - 1.1%
AirAsia Berhad	92,900	72,082	(a)
China Airlines Ltd.	200,000	91,392	*(a)
EVA Airways Corp.	138,000	95,851	*(a)
Latam Airlines Group SA	40,535	481,251	*(a)
Turk Hava Yollari Anonim Ortakligi	65,371	268,255	*(a)

Total Airlines		1,008,831

Building Products - 0.2%
KCC Corp.	125	58,934	(a)
Taiwan Glass Industrial Corp.	123,000	95,762	(a)

Total Building Products		154,696

Commercial Services & Supplies - 0.2%
China Everbright International Ltd.	106,000	157,603	(a)

Construction & Engineering - 1.9%
China Communications Construction Co., Ltd., Class H Shares	130,000	155,780	(a)
China Railway Construction Corp., Class H Shares	105,500	134,016	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Construction & Engineering - 1.9%
China Railway Group Ltd., Class H Shares	177,000	$145,090	(a)
China State Construction International Holdings Ltd.	82,000	115,210	(a)
CTCI Corp.	70,000	111,249	(a)
Dialog Group BHD	234,864	100,828	(a)
Gamuda Berhad	115,200	164,992	(a)
Hyundai Engineering & Construction Co., Ltd.	2,070	78,373	(a)
IJM Corp. Berhad	74,600	140,195	(a)
Larsen & Toubro Ltd.	22,152	520,484	(a)
Promotora y Operadora de Infraestructura SAB de CV	7,600	91,640	*
Sinopec Engineering Group Co., Ltd., Class H Shares	60,000	40,460	(a)

Total Construction & Engineering		1,798,317

Electrical Equipment - 0.6%
Bharat Heavy Electricals Ltd.	47,146	197,433	(a)
Shanghai Electric Group Co., Ltd., Class H Shares	50,000	26,433	(a)
Teco Electric & Machinery Co., Ltd.	166,000	156,610	(a)
Walsin Lihwa Corp.	401,000	125,857	*(a)
Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	25,000	116,817	(a)

Total Electrical Equipment		623,150

Industrial Conglomerates - 3.6%
Aboitiz Equity Ventures Inc.	152,780	178,186	(a)
Aditya Birla Nuvo Ltd.	3,861	102,939	(a)
Alfa SA de CV, Series A Shares	76,871	171,782
Beijing Enterprises Holdings Ltd.	22,500	175,893	(a)
Bidvest Group Ltd.	20,217	528,716	(a)
CITIC Ltd.	71,000	120,318	(a)
DMCI Holdings Inc.	245,850	86,068	(a)
Enka Insaat ve Sanayi AS	50,743	114,706	(a)
Far Eastern Textile Co., Ltd.	254,340	251,727	(a)
Grupo Carso SA de CV, Series A1 Shares	16,300	80,408
JG Summit Holdings Inc.	155,780	228,711	(a)
Koc Holding AS	76,421	403,655	(a)
LG Corp.	1,516	84,024	(a)
Shanghai Industrial Holdings Ltd.	26,000	77,632	(a)
Siemens Ltd.	6,327	90,369	(a)
Sime Darby Bhd	173,500	455,247	(a)
SK Corp.	455	67,430	(a)
SM Investments Corp.	9,540	172,875	(a)

Total Industrial Conglomerates		3,390,686

Machinery - 1.2%
CSR Corp., Ltd., Class H Shares	105,000	109,147	(a)
Haitian International Holdings Ltd.	29,000	60,956	(a)
Hiwin Technologies Corp.	16,570	137,170	(a)
Hyundai Heavy Industries Co., Ltd.	707	73,268	(a)
PT United Tractors Tbk	358,600	498,033	(a)
Samsung Heavy Industries Co., Ltd.	3,926	70,595	(a)
Weg SA	8,670	99,244	(a)
Weichai Power Co., Ltd.	28,000	117,158	(a)

Total Machinery		1,165,571

Marine - 0.5%
Evergreen Marine Corp.	205,000	144,581	*(a)
MISC Bhd	75,800	156,426	(a)
U-Ming Marine Transport Corp.	67,000	105,427	(a)
Yang Ming Marine Transport Corp.	111,000	58,931	*(a)

Total Marine		465,365

Road & Rail - 0.1%
Localiza Rent A Car SA	6,500	86,583	(a)

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	10,737	82,125	(a)
Barloworld Ltd.	19,349	159,510	(a)
Samsung C&T Corp.	2,206	122,287	(a)

Total Trading Companies & Distributors		363,922

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Transportation Infrastructure - 1.6%
Adani Ports and Special Economic Zone Ltd.	40,601	$205,377	(a)
Beijing Capital International Airport Co., Ltd.	60,000	47,858	(a)
China Merchants Holdings International Co., Ltd.	52,000	173,972	(a)
Companhia de Concessoes Rodoviarias	32,600	187,189	(a)
COSCO Pacific Ltd.	82,000	116,353	(a)
Grupo Aeroportuario del Pacifico SAB de CV, Series B Shares	8,400	52,619
Grupo Aeroportuario del Sureste SA de CV, Series B Shares	5,900	77,944
International Container Terminal Services Inc.	16,050	41,111	(a)
Jiangsu Expressway Co., Ltd.	48,000	57,192	(a)
Malaysia Airports Holdings Bhd	41,700	80,925	(a)
PT Jasa Marga	415,700	234,579	(a)
TAV Havalimanlari Holding AS	21,003	171,754	(a)
Zhejiang Expressway Co., Ltd., Class H Shares	62,000	72,458	(a)

Total Transportation Infrastructure		1,519,331

TOTAL INDUSTRIALS		11,044,637

INFORMATION TECHNOLOGY - 4.4%
Communications Equipment - 0.1%
AAC Technologies Holdings Inc.	14,500	77,335	(a)

Electronic Equipment, Instruments & Components - 0.2%
Hon Hai Precision Industry Co., Ltd.	63,840	176,043	(a)

Internet Software & Services - 1.3%
Media Tek Inc.	7,000	101,906	(a)
Naver Corp.	63	40,699	(a)
Tencent Holdings Ltd.	78,800	1,130,649	(a)

Total Internet Software & Services		1,273,254

IT Services - 1.4%
Cielo SA	36,600	573,546	(a)
HCL Technologies Ltd.	3,236	82,144	(a)
Infosys Technologies Ltd.	11,157	346,546	(a)
Tata Consultancy Services Ltd.	6,318	256,410	(a)
Wipro Ltd.	8,798	77,144	(a)

Total IT Services		1,335,790

Semiconductors & Semiconductor Equipment - 0.7%
GCL-Poly Energy Holdings Ltd.	216,000	50,556	*(a)
Hynix Semiconductor Inc.	2,992	128,833	*(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	101,715	448,841	(a)

Total Semiconductors & Semiconductor Equipment		628,230

Software - 0.1%
Totvs SA	8,600	113,156	(a)

Technology Hardware, Storage & Peripherals - 0.6%
Lenovo Group Ltd.	96,000	125,892	(a)
Samsung Electronics Co., Ltd.	386	463,992	(a)

Total Technology Hardware, Storage & Peripherals		589,884

TOTAL INFORMATION TECHNOLOGY		4,193,692

MATERIALS - 11.2%
Chemicals - 2.8%
Asian Paints Ltd.	16,141	191,486	(a)
Formosa Chemicals & Fibre Corp.	93,000	195,941	(a)
Formosa Plastics Corp.	118,000	268,923	(a)
Grupa Azoty SA	8,082	144,479	(a)
Indorama Ventures PCL	86,700	53,232	(a)
LG Chem Ltd.	1,023	166,951	(a)
Lotte Chemical Corp.	463	66,540	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Chemicals - (continued)
Mexichem SA de CV	20,800	$62,821	*
Nan Ya Plastics Corp.	131,000	270,501	(a)
OCI Co., Ltd.	529	37,418	*(a)
Petronas Chemicals Group Bhd	470,900	732,551	(a)
PTT Global Chemical PCL	86,400	134,590	(a)
Sinopec Shanghai Petrochemical Co., Ltd.	352,000	103,521	(a)
Synthos SA	94,131	109,261	(a)
Uralkali PJSC	45,884	96,375	*

Total Chemicals		2,634,590

Construction Materials - 3.3%
Ambuja Cements Ltd.	43,658	157,474	(a)
Anhui Conch Cement Co., Ltd., Class H Shares	99,500	371,709	(a)
Asia Cement Corp.	74,643	91,666	(a)
BBMG Corp., Class H Shares	121,000	100,921	(a)
Cementos Argos SA	34,673	147,918	(a)
Cemex Latam Holdings SA	13,190	88,347	*(a)
Cemex SA de CV	212,600	217,013
China National Building Material Co., Ltd.	292,000	282,298	(a)
China Resources Cement Holdings Ltd.	170,000	110,078	(a)
Grupo Argos SA	20,024	171,647	(a)
Lafarge Malaysia Bhd	66,500	185,424	(a)
PT Indocement Tunggal Prakarsa Tbk	164,700	332,831	(a)
PT Semen Gresik (Persero) Tbk	337,200	438,082	(a)
Siam Cement PCL	6,400	87,051	(a)
Siam Cement Public Co., Ltd.	12,600	172,137	(a)
Taiwan Cement Corp.	49,000	66,919	(a)
Ultratech Cement Ltd.	2,146	90,784	(a)

Total Construction Materials		3,112,299

Metals & Mining - 4.6%
African Rainbow Minerals Ltd.	1,313	13,489	(a)
Alrosa AO	64,700	68,151
Aluminum Corporation of China Ltd.	322,000	148,658	*(a)
AngloGold Ashanti Ltd.	9,514	82,675	*(a)
CAP SA	8,329	36,807	(a)
Cherepovets MK Severstal	6,720	55,264	*
China Steel Corp.	225,600	187,103	(a)
Cia de Minas Buenaventura SA, ADR	15,100	144,356
Fosun International Ltd.	162,500	212,447	(a)
Gold Fields Ltd.	19,654	88,961	(a)
Grupo Mexico SAB de CV, Series B Shares	53,900	156,325
Hindalco Industries Ltd.	69,102	170,815	(a)
Hyundai Steel Co.	1,976	112,988	(a)
Impala Platinum Holdings Ltd.	13,262	86,418	*(a)
Industrias Penoles SA de CV	3,065	59,828
Jiangxi Copper Co., Ltd., Class H Shares	118,000	200,320	(a)
Jindal Steel and Power Ltd.	23,916	57,061	(a)
JSW Steel Ltd.	5,511	90,960	(a)
KGHM Polska Miedz SA	20,498	624,938	(a)
Korea Zinc Co., Ltd.	246	90,081	(a)
Mining & Metallurgical Co. Norilsk Nickel, ADR	16,233	229,643	(a)
POSCO	1,441	363,567	(a)
Sesa Sterlite Ltd.	70,140	238,284	(a)

Southern Copper Corp.	14,200	400,440
Tata Steel Ltd.	18,683	117,240	(a)
Vale SA	19,100	156,435	(a)
Zijin Mining Group Co., Ltd., Class H Shares	604,000	172,231	(a)

Total Metals & Mining		4,365,485

Paper & Forest Products - 0.5%
Empresas CMPC SA	105,843	264,297	(a)
Lee & Man Paper Manufacturing Ltd.	155,000	86,944	(a)
Nine Dragons Paper Holdings Ltd.	168,000	146,191	(a)

Total Paper & Forest Products		497,432

TOTAL MATERIALS		10,609,806

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 2.5%
China Telecom Corp., Ltd.	182,000	$106,013	(a)
China Unicom Ltd.	58,000	77,684	(a)
Chunghwa Telecom Co., Ltd.	152,000	451,545	(a)
KT Corp.	7,936	224,553	(a)
LG Uplus Corp.	26,534	275,871	(a)
PT Telekomunikasi Indonesia Persero Tbk	2,488,800	571,199	(a)
PT XL Axiata Tbk	139,500	54,386	(a)
Rostelecom	33,490	47,834	*
Telekom Malaysia Berhad	41,600	81,599	(a)
True Corp. PCL	538,723	181,758	*(a)
Turk Telekomunikasyon A.S.	81,877	254,886	(a)

Total Diversified Telecommunication Services		2,327,328

Wireless Telecommunication Services - 7.5%
Advanced Info Service PCL	65,800	502,000	(a)
America Movil SAB de CV, Series L Shares	445,186	496,068
Axiata Group Berhad	120,800	243,295	(a)
Bharti Airtel Ltd.	86,773	481,442	(a)
China Mobile Ltd.	76,000	894,793	(a)
DiGi.Com Berhad	144,900	254,841	(a)
Far EasTone Telecommunications Co., Ltd.	88,000	202,596	(a)
Globe Telecom Inc.	2,560	98,308	(a)
Idea Cellular Ltd.	156,391	378,684	(a)
Maxis Bhd	98,100	191,506	(a)
MegaFon OAO, GDR	5,094	69,856	(a)
Mobile TeleSystems, ADR	30,000	215,400
MTN Group Ltd.	29,536	560,498	(a)
Philippine Long Distance Telephone Co.	9,180	592,404	(a)
Reliance Communications Ltd.	112,272	141,575	*(a)
Sistema JSFC, Registered Shares, GDR	5,922	30,756	(a)
SK Telecom Co., Ltd.	1,219	296,438	(a)
Taiwan Mobile Co., Ltd.	57,000	188,240	(a)
Tim Participacoes SA	44,000	195,486	(a)
Tower Bersama Infrastructure Tbk PT	139,000	108,955	(a)
Turkcell Iletisim Hizmetleri AS	137,050	836,934	*(a)
Vodacom Group Ltd.	7,965	87,961	(a)

Total Wireless Telecommunication Services		7,068,036

TOTAL TELECOMMUNICATION SERVICES		9,395,364

UTILITIES - 8.1%
Electric Utilities - 4.0%
CEZ AS	39,112	1,005,431	(a)
CPFL Energia SA	9,900	67,219	(a)
Enersis SA	446,522	143,802	(a)
Huaneng Power International Inc., Class H Shares	166,000	224,556	(a)
Interconexion Electrica SA ESP	42,264	153,352	(a)
Isagen SA ESP	158,955	198,294	(a)
Korea Electric Power Corp.	30,026	1,156,367	(a)
Reliance Infrastructure Ltd.	12,016	96,852	(a)
Tata Power Co., Ltd.	128,107	166,759	(a)
Tenaga Nasional Berhad	147,400	580,885	(a)

Total Electric Utilities		3,793,517

Gas Utilities - 2.0%
China Gas Holdings Ltd.	116,000	182,271	(a)
China Resources Gas Group Ltd.	62,000	160,379	(a)
ENN Energy Holdings Ltd.	46,000	260,135	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Gas Utilities - (continued)
GAIL India Ltd.	34,485	$242,639	(a)
Korea Gas Corp.	3,537	158,338	*(a)
Petronas Gas Bhd	28,200	178,669	(a)
PT Perusahaan Gas Negara	1,411,000	679,655	(a)

Total Gas Utilities		1,862,086

Independent Power and Renewable Electricity Producers - 1.6%
AES Gener SA	122,896	65,008	(a)
China Longyuan Power Group Corp., Class H Shares	209,000	214,501	(a)
China Resources Power Holdings Co.	118,000	303,730	(a)
Colbun SA	302,570	80,724	(a)
Datang International Power Generation Co., Ltd.	224,000	119,925	(a)
Empresa Nacional de Electricidad SA	126,964	189,302	(a)
Huadian Power International Corp., Ltd.	36,000	31,447	(a)
NTPC Ltd.	178,950	406,639	(a)
Tractebel Energia SA	7,200	90,824	(a)

Total Independent Power and Renewable Electricity Producers		1,502,100

Multi-Utilities - 0.1%
YTL Corp. Berhad	209,400	95,002	(a)

Water Utilities - 0.4%
Beijing Enterprises Water Group Ltd.	244,000	164,427	(a)
Cia de Saneamento Basico do Estado de Sao Paulo	12,300	77,395	(a)
Guangdong Investment Ltd.	142,000	184,404	(a)

Total Water Utilities		426,226

TOTAL UTILITIES		7,678,931

TOTAL COMMON STOCKS (Cost - $95,888,133)		90,697,888

PREFERRED STOCKS - 2.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Hyundai Motor Co., Ltd.	555	67,212	*(a)

Multiline Retail - 0.1%
Lojas Americanas SA	18,800	121,847	(a)

TOTAL CONSUMER DISCRETIONARY		189,059

CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Embotelladora Andina SA, Class B Shares	17,347	49,719	(a)

Food & Staples Retailing - 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,400	51,549	(a)

TOTAL CONSUMER STAPLES		101,268

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA	51,000	193,262	(a)
Surgutneftegas	72,932	35,296	*
Transneft	14	28,763

TOTAL ENERGY		257,321

FINANCIALS - 0.7%
Banks - 0.6%
Banco Bradesco SA	11,100	148,413	(a)
Banco Davivienda SA	4,555	53,083	(a)
Bancolombia SA	16,244	195,019	(a)
Itau Unibanco Holding SA	13,800	179,433	(a)
Itausa - Investimentos Itau SA	16,269	56,715	(a)

Total Banks		632,663

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY		SHARES	VALUE
Diversified Financial Services - 0.1%
Grupo de Inversiones Suramericana SA		4,578	$75,370	(a)

TOTAL FINANCIALS			708,033

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co., Ltd.		99	92,634	(a)

MATERIALS - 0.5%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B Shares		8,238	197,474	(a)

Construction Materials - 0.1%
Grupo Argos SA		8,325	69,657	(a)

Metals & Mining - 0.2%
Gerdau SA		15,800	56,055	(a)
Vale SA		27,400	198,822	(a)

Total Metals & Mining			254,877

TOTAL MATERIALS			522,008

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Oi SA		17,060	54,565	*(a)
Telefonica Brasil SA		16,800	296,723	(a)

TOTAL TELECOMMUNICATION SERVICES			351,288

UTILITIES - 0.3%
Electric Utilities - 0.2%
Companhia Energetica de Minas Gerais		26,900	131,409	(a)
Companhia Paranaense de Energia-Copel		5,400	71,114	(a)

Total Electric Utilities			202,523

Independent Power and Renewable Electricity Producers - 0.1%
Cia Energetica de Sao Paulo		6,200	62,515	(a)

TOTAL UTILITIES			265,038

TOTAL PREFERRED STOCKS (Cost - $3,361,459)			2,486,649

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Minor International PCL (Cost - $0)	11/3/17	15,000	2,216	*

TOTAL INVESTMENTS - 98.6% (Cost - $99,249,592#)			93,186,753
Other Assets in Excess of Liabilities - 1.4%			1,348,974

TOTAL NET ASSETS - 100.0%			$94,535,727

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Emerging Markets Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$697,265	$10,656,126	—	$11,353,391
Consumer staples	277,836	9,546,847	—	9,824,683
Energy	204,553	8,668,216	—	8,872,769
Financials	1,412,837	13,601,616	—	15,014,453
Industrials	474,393	10,344,280	$225,964	11,044,637
Materials	1,260,573	9,349,233	—	10,609,806
Telecommunication services	759,302	8,636,062	—	9,395,364
Other common stocks	—	14,582,785	—	14,582,785
Preferred Stocks:
Energy	64,059	193,262	—	257,321
Other preferred stocks	—	2,229,328	—	2,229,328
Warrants	—	2,216	—	2,216

Total investments	$5,150,818	$87,809,971	$225,964	$93,186,753

Other financial instruments:
Futures contracts	$22,269	—	—	$22,269

Total	$5,173,087	$87,809,971	$225,964	$93,209,022

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, securities valued at $85,129,413 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,795,083
Gross unrealized depreciation	(12,857,922)

Net unrealized depreciation	$(6,062,839)

At December 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	52	3/15	$2,467,751	$2,490,020	$22,269

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015